Fees Summary	Nov. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,820,000
Previously Paid Amount	0
Total Fee Amount	1,656.54
Total Offset Amount	0
Net Fee	$ 1,656.54